Depreciation, amortisation and impairment costs	12 Months Ended
Dec. 31, 2021
Depreciation Amortisation And Impairment Costs [Abstract]
Depreciation, amortisation and impairment costs
4 Depreciation, Amortisation and Impairment Costs

		2021 £m	2020 £m	2019 £m

Intangibles	– amortisation and impairment of trademarks and similar intangibles	333	360	508

	– amortisation and impairment of computer software	129	129	108

	– impairment of goodwill	57	209	194

Property, plant and equipment – depreciation and impairment		557	752	702

		1,076	1,450	1,512
Enumerated below are movements in costs that have impacted depreciation, amortisation and impairment in 2021, 2020 and 2019. These include changes in our underlying business performance, as well as impact of adjusting items, as defined in note 1.
Intangibles – amortisation and impairment of trademarks and similar intangibles
Acquisitions in previous years have resulted in the capitalisation of trademarks and similar intangibles, including those which are amortised over their expected useful lives, which do not exceed 20 years. The amortisation and impairment of these acquired trademarks and similar intangibles are charged to the income statement as adjusting. In 2021, the amortisation and impairment of these acquired trademarks and similar intangibles is £306 million (2020: £339 million; 2019: £481 million). In 2019, the Group incurred an impairment charge of £129 million, which included the partial impairment of the Kodiak brand as a result of declining volumes.
Impairment of goodwill
The impairment of goodwill is charged to the income statement as adjusting, and further information is provided in note 12(e).
During 2021, the Group impaired £3 million of goodwill held in Myanmar as a result of the decision to cease activities in the market. The Group also recognised a goodwill impairment charge of £54 million in 2021 due to continued difficult trading conditions in Peru as a consequence of the COVID-19 pandemic.
During 2020, the Group impaired the goodwill arising from Malaysia amounting to £197 million, goodwill arising from the acquisition of Twisp of £11 million and goodwill arising from the acquisition of Blue Nile of £1 million.
During 2019, the Group impaired the goodwill arising from the Bentoel acquisition, amounting to £172 million, goodwill arising from the VapeWild acquisition of £12 million and goodwill arising from the Highendsmoke acquisition of £10 million.
Property, plant and equipment – depreciation and impairment
The following items are included within depreciation and impairment of property, plant and equipment:

–
Restructuring and integration related depreciation and impairment costs and reversals were a net credit of £11 million (2020: £151 million net cost; 2019: £63 million net cost) resulting from obsolete machines in relation to downsizing and factory rationalisation as mentioned in note 7; and

–	Gains and losses recognised on disposal of property, plant and equipment.